Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
15. Intangible Assets
15.1 Details of intangible assets as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Others		Carrying amount
	(In millions of Korean won)
Goodwill	￦	887,259	￦	—	￦	(70,517)	￦	(53,160)	￦	763,582
Other intangible assets		4,928,003		(2,304,188)		(36,264)		—		2,587,551

	￦	5,815,262	￦	(2,304,188)	￦	(106,781)	￦	(53,160)	￦	3,351,133

	December 31, 2021
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Others		Carrying amount
	(In millions of Korean won)
Goodwill	￦	887,259	￦	—	￦	(70,517)	￦	(10,335)	￦	806,407
Other intangible assets		5,227,231		(2,732,394)		(34,887)		—		2,459,950

	￦	6,114,490	￦	(2,732,394)	￦	(105,404)	￦	(10,335)	￦	3,266,357

15.2 Details of goodwill as of December 31, 2020 and 2021, are as follows:

	December 31, 2020				December 31, 2021
	Acquisition cost		Carrying amount *		Acquisition cost		Carrying amount *
	(In millions of Korean won)
Housing & Commercial Bank	￦	65,288	￦	65,288	￦	65,288	￦	65,288
Kookmin Bank Cambodia Plc.		1,202		—		1,202		—
KB Securities Co., Ltd.		70,265		58,889		70,265		58,889
KB Capital Co., Ltd.		79,609		79,609		79,609		79,609
KB Savings Bank Co., Ltd.		115,343		57,404		115,343		57,404
KB Securities Vietnam Joint Stock Company		13,092		12,234		13,092		13,533
KB Daehan Specialized Bank Plc.		1,515		1,470		1,515		1,601
PRASAC Microfinance Institution Plc.		396,942		356,570		396,942		388,524
PT Sunindo Kookmin Best Finance		2,963		2,963		2,963		2,894
PT Bank KB Bukopin Tbk		89,220		80,002		89,220		85,893
PT. KB Finansia Multi Finance		51,820		49,153		51,820		52,772

	￦	887,259	￦	763,582	￦	887,259	￦	806,407

*	Includes the effect of exchange differences and others.
15.3 Changes in accumulated impairment losses of goodwill for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Beginning	Impairment		Others		Ending
	(In millions of Korean won)
Accumulated impairment losses of goodwill	￦ (70,517)	￦	—	￦	—	￦ (70,517)

	2021
	Beginning	Impairment		Others		Ending
	(In millions of Korean won)
Accumulated impairment losses of goodwill	￦ (70,517)	￦	—	￦	—	￦ (70,517)
15.4 Details of goodwill allocation to cash-generating units and related information for impairment testing as of December 31, 2021 are as follows:

		December 31, 2021
		Carrying amount of goodwill		Recoverable amount exceeding carrying amount		Discount rate (%)	Permanent growth rate (%)
		(In millions of Korean won)
Housing & Commercial Bank	Retail banking	￦	49,315	￦	5,767,992	18.57	1.00
	Corporate banking		15,973		2,004,756	18.96	1.00
	KB Securities Co., Ltd.		58,889		1,369,331	21.27	1.00
	KB Capital Co., Ltd.		79,609		204,215	24.01	1.00
	KB Savings Bank Co., Ltd. and Yehansoul Savings Bank Co., Ltd.		57,404		542,790	14.37	1.00
	KB Securities Vietnam Joint Stock Company		13,533		35,525	22.09	1.00
	KB Daehan Specialized Bank Plc.		1,601		20,186	23.23	1.00
	PT Bank KB Bukopin Tbk		85,893		175,872	17.30	3.00
	PRASAC Microfinance Institution Plc.		388,524		247,992	23.02	3.00
	PT Sunindo Kookmin Best Finance		2,894		574	18.96	0.00
	PT. KB Finansia Multi Finance		52,772		49,744	17.57	1.00

		￦	806,407	￦	10,418,977

For impairment testing, goodwill is allocated to cash-generating units that are expected to benefit from the synergies of the business combination, and cash-generating units consist of an operating segment or units which are not larger than an operating segment.
Cash-generating units to which goodwill has been allocated is tested for impairment annually and whenever there is an indication that the unit may be impaired, by comparing the carrying amount of the unit including the goodwill with the recoverable amount of the unit.
The recoverable amount of a cash-generating unit is measured at the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal is the amount obtainable from the disposal in an arm’s length transaction between knowledgeable, willing parties, after deducting the costs of disposal. If it is difficult to measure the amount obtainable from the disposal of the cash-generating unit, the disposal amount of a similar cash-generating unit in the past transaction is used by reflecting the characteristics of the cash-generating unit to be measured. If it is not possible to obtain reliable information to measure the fair value less costs of disposal, the Group uses the asset’s value in use as its recoverable amount. Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit. The estimated future cash flows are based on the most recent financial budget approved by management with maximum period of 5 years. In relation to subsequent cash flows, it is assumed that cash flows will grow at a certain permanent growth rate. The key assumptions used for the estimation of the future cash flows are based on the market size and the Group’s market share. The discount rate is a pre-tax
rate that reflects assumptions regarding risk-free interest rate, market risk premium, and the risks specific to the cash-generating unit.
15.5 Details of intangible assets other than goodwill as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Industrial property rights	￦	6,222	￦	(2,936)	￦	(940)	￦	2,346
Software		1,800,686		(1,225,173)		(2,326)		573,187
Other intangible assets		690,665		(285,893)		(32,998)		371,774
VOBA		2,395,291		(759,672)		—		1,635,619
Right-of-use assets		35,139		(30,514)		—		4,625

	￦	4,928,003	￦	(2,304,188)	￦	(36,264)	￦	2,587,551

	December 31, 2021
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Industrial property rights	￦	3,056	￦	(1,953)	￦	—	￦	1,103
Software		1,996,646		(1,417,705)		—		578,941
Other intangible assets		797,107		(365,473)		(34,887)		396,747
VOBA		2,395,291		(915,746)		—		1,479,545
Right-of-use assets		35,131		(31,517)		—		3,614

	￦	5,227,231	￦	(2,732,394)	￦	(34,887)	￦	2,459,950

15.6 Changes in intangible assets other than goodwill for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Beginning		Acquisition & transfer		Disposal		Amortization 1		Business combination		Others		Ending
	(In millions of Korean won)
Industrial property rights	￦	2,853	￦	116	￦	(147)	￦	(476)	￦	—	￦	—	￦	2,346
Software		373,519		340,045		(4,444)		(153,876)		18,252		(309)		573,187
Other intangible assets 2		266,517		63,743		(9,527)		(47,948)		106,445		(7,456)		371,774
VOBA		1,809,485		—		—		(173,866)		—		—		1,635,619
Right-of-use assets		9,698		—		—		(5,026)		—		(47)		4,625

	￦	2,462,072	￦	403,904	￦	(14,118)	￦	(381,192)	￦	124,697	￦	(7,812)	￦	2,587,551

	2021
	Beginning		Acquisition & transfer		Disposal		Amortization 1		Business combination		Others		Ending
	(In millions of Korean won)
Industrial property rights	￦	2,346	￦	207	￦	(1,080)	￦	(370)	￦	—	￦	—	￦	1,103
Software		573,187		219,128		(838)		(216,073)		8,742		(5,205)		578,941
Other intangible assets 2		371,774		100,460		(16,907)		(59,761)		—		1,181		396,747
VOBA		1,635,619		—		—		(156,074)		—		—		1,479,545
Right-of-use assets		4,625		—		—		(1,012)		—		1		3,614

	￦	2,587,551	￦	319,795	￦	(18,825)	￦	(433,290)	￦	8,742	￦	(4,023)	￦	2,459,950

1	Includes ￦ 173,992 million and ￦ 189,791 million recorded as insurance expenses and other operating expenses for the years ended December 31, 2020 and 2021, respectively.
2
Impairment losses for membership right with indefinite useful life among other intangible assets are recognized when its recoverable amount is lower than its carrying amount, and reversal of impairment losses are recognized when its recoverable amount is higher than its carrying amount.

15.7 Changes in accumulated impairment losses of other intangible assets for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Beginning	Impairment	Reversal		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses of other intangible assets	￦ (31,652)	￦ (9,312)	￦	3,669	￦	1,031	￦ (36,264)

	2021
	Beginning	Impairment	Reversal		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses of other intangible assets	￦ (36,264)	￦ (5,306)	￦	2,939	￦	3,744	￦ (34,887)